EATON VANCE SPECIAL INVESTMENT TRUST The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the “Registrant”) (1933 Act File No. 02-27962) certifies (a) that the form of prospectus and statement of additional information dated July 7, 2006 with respect to Eaton Vance Greater India Fund do not differ materially from those contained in Post-Effective Amendment No. 81 (“Amendment No. 81”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 81 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-06-000663) on July 7, 2006.

EATON VANCE SPECIAL INVESTMENT TRUST

By:	/s/ Maureen A. Gemma
Maureen A. Gemma
Assistant Secretary

Dated: July 10, 2006